Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Disclosure of income expense
The following table summarises the major components of income tax expense for the periods presented:

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
Current tax:
Current tax charge	596	555	460
Adjustment in respect of current tax from prior periods	(38)	(10)	(37)
Total current tax	558	545	423
Deferred tax:
Relating to the origination and reversal of temporary differences	(71)	11	35
Adjustment in respect of deferred income tax from prior periods	2	(22)	(22)
Relating to changes in tax rates or the imposition of new taxes	3	—	—
Total deferred tax	(66)	(11)	13
Income tax charge per the consolidated income statement	492	534	436

Disclosure of income tax relating to components of other comprehensive income
The following table summarises the taxes on items recognised in other comprehensive income and directly within equity for the periods presented:

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
Taxes charged/(credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges and other reserves	—	11	(20)
Deferred tax on net gain/loss on pension plan remeasurements	16	(43)	(11)
Current tax on net gain/loss on pension plan remeasurements	—	8	—
Total taxes charged/(credited) to OCI	16	(24)	(31)
Taxes charged/(credited) to equity:
Deferred tax charge/(credit): cash flow hedges	(7)	(31)	—
Deferred tax charge/(credit): share-based compensation	—	(1)	(2)
Current tax charge/(credit): share-based compensation	—	—	(8)
Total taxes charged/(credited) to equity	(7)	(32)	(10)

Disclosure of effective income tax rate reconciliation	The Parent Company of the Group is a UK company.
Accordingly, the following tables provide reconciliations of the Group’s income tax expense at the UK statutory tax rate to the actual income tax expense for the periods presented:

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
Accounting profit before tax from continuing operations	1,936	2,203	1,957

Tax expense at the UK statutory rate	484	518	371
Taxation of foreign operations, net(A)	28	43	115
Non-deductible expense items for tax purposes	16	15	2
Rate and law change impact, net(B)	3	—	—
Deferred taxes not recognised	(3)	(10)	7
Adjustment in respect of prior periods(C)	(36)	(32)	(59)
Total provision for income taxes	492	534	436
A.This reflects the impact, net of income tax contingencies, of having operations outside the UK, which are taxed at rates other than the statutory UK rate of 25% (2023: 23.5%; 2022: 19%).
B.In 2024, New Zealand enacted a law change that removed tax depreciation from commercial properties from 1 April 2024. The Group recognised a deferred tax expense of €3 million to reflect the impact of this change.
C.The prior year adjustment is principally due to the reassessment of our uncertain tax positions and release of tax reserves that are no longer required due to expiration of statute of limitations.
Disclosure of deferred tax liabilities and assets
The following table summarises the movements in the carrying amounts of deferred tax liabilities and assets by significant component during the periods presented:

	Franchise and other intangible assets	Property, plant and equipment	Financial assets and liabilities	Tax losses	Employee and retiree benefit accruals	Tax credits	Other, net	Total, net
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2022	3,254	236	17	(11)	(23)	(12)	31	3,492
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(14)	2	11	—	(15)	(12)	17	(11)
Amounts charged/(credited) directly to OCI	—	—	11	—	(43)	—	—	(32)
Amount charged/(credited) to equity	—	—	(31)	—	(1)	—	—	(32)
Balance sheet reclassifications	—	10	—	—	—	—	(10)	—
Effect of movements in foreign exchange	(49)	—	—	—	2	—	7	(40)
As at 31 December 2023	3,191	248	8	(11)	(80)	(24)	45	3,377
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(27)	(25)	1	(9)	4	—	(13)	(69)
Effect of tax rate changes on income statement	—	3	—	—	—	—	—	3
Amounts charged/(credited) directly to OCI	—	—	—	—	16	—	—	16
Amount charged/(credited) to equity	—	—	(7)	—	—	—	—	(7)
Acquired through business combinations	116	143	(69)	—	(10)	—	(10)	170
Balance sheet reclassifications	8	3	(1)	—	—	—	(10)	—
Effect of movements in foreign exchange	(10)	1	(1)	—	—	—	(6)	(16)
As at 31 December 2024	3,278	373	(69)	(20)	(70)	(24)	6	3,474
Analysed as follows:
						As at 31 December 2023		As at 31 December 2024
Deferred tax asset						(1)		(24)
Deferred tax liability						3,378		3,498

Disclosure of maturity of unrecognized tax losses, tax credits and deductible temporary differences
The gross and tax effected amounts including expiry dates, where applicable, of unrecognised losses, tax credits and deductible temporary differences available for carry forward are as follows:

	Year ended 31 December
	2024		2023		2022
	€ million		€ million		€ million
	Gross amount	Tax effected	Gross amount	Tax effected	Gross amount	Tax effected
Tax losses expiring:
Within 10 years	4	1	—	—	—	—
Beyond 10 years	3	1	3	1	3	1
No time limit	1,261	253	1,391	264	1,657	288
	1,268	255	1,394	265	1,660	289
Tax credits expiring:
Within 10 years	60	60	57	57	58	58
Beyond 10 years	33	33	35	35	43	43
	93	93	92	92	101	101
Deductible temporary differences
No time limit	12	3	17	4	79	20
	12	3	17	4	79	20
Total	1,373	351	1,503	361	1,840	410